Other financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of offsetting of financial liabilities [abstract]
Other financial assets and liabilities
23     Other financial assets and liabilities
Other financial assets

	Non-current 2022 US$m	Current 2022 US$m	Total 2022 US$m	Non-current 2021 US$m	Current 2021 US$m	Total 2021 US$m
Derivatives not related to net debt	39	28	67	80	53	133
Derivatives related to net debt	2	—	2	130	9	139
Equity shares and quoted funds	154	68	222	98	19	117
Other investments, including loans(a)	211	2,064	2,275	220	2,462	2,682
Total	406	2,160	2,566	528	2,543	3,071
(a)Current “Other investments, including loans” includes US$1,998 million (2021: US$2,401 million) of highly liquid financial assets held in managed investment funds classified as held for trading and included within our net (debt)/cash definition.
Other financial liabilities

	Non-current 2022 US$m	Current 2022 US$m	Total 2022 US$m	Non-current 2021 US$m	Current 2021 US$m	Total 2021 US$m
Derivatives not related to net debt	220	61	281	153	225	378
Derivatives related to net debt	684	8	692	240	—	240
Other financial liabilities	—	—	—	—	20	20
Total other financial liabilities	904	69	973	393	245	638
Offsetting and enforceable master netting agreements
When we have a legally enforceable right to offset our financial assets and liabilities and an intention to settle on a net basis, or realise the asset and settle the liability simultaneously, we report the net amount in the consolidated balance sheet. Agreements with derivative counterparties are based on the International Swaps and Derivatives Association master netting agreements that do not meet the criteria for offsetting, but allow for the related amounts to be set-off in certain circumstances. During the year, there were no material amounts offset in the balance sheet.